Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of impact of the revision on the company's financial statements
The impact to the balance sheet as of March 25, 2021, the unaudited balance sheet, statement of operations and statement of cash flows as of March 31, 2021 and for the period from January 13, 2021 (inception) to March 31, 2021 and the unaudited balance sheet, statements of operations and statement of cash flows as of June 30, 2021 and for the three months ended June 30, 2021 and for the period from January 13, 20
21
 (inception) to June 30, 2021 is presented below:

	As Reported	Adjustment	As Restated
Balance Sheet as of March 25, 2021
Class A ordinary shares subject to possible redemption	$316,378,064	$33,621,936	$350,000,000

Class A ordinary shares, $0.0001 par value	336	(336)	—
Additional Paid-in Capital	5,521,316	(5,521,316)	—
Accumulated Deficit	(522,653)	(28,100,284)	(28,622,937)

Total Shareholders’ Equity (Deficit)	$5,000,005	$(33,621,936)	$(28,621,931)

Number of shares subject to redemption	31,637,806	3,362,194	35,000,000

Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$316,168,382	$33,831,618	$350,000,000

Class A ordinary shares, $0.0001 par value	338	(338)	—
Class B ordinary shares, $0.0001 par value	1,006	—	1,006
Additional Paid-in Capital	5,730,996	(5,730,996)	—
Accumulated Deficit	(732,339)	(28,100,284)	(28,832,623)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(33,831,618)	$(28,831,617)

Number of shares subject to redemption	31,616,838	3,383,162	35,000,000

Statement of operations for the period from January 13, 2021 (inception) through March 31, 2021 (unaudited)
Basic and diluted net loss per ordinary share, Class A	$0.00	$(0.02)	$(0.02)
Basic and diluted net loss per ordinary share, Class B	$(0.08)	$0.06	$(0.02)
Statement of Cash Flows for the period from January 13, 2021 (inception) through March 31, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$316,378,064	$(316,378,064)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(209,682)	$209,682	$—
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$364,266,740	$38,233,260	$402,500,000

Class A ordinary shares, $0.0001 par value	382	(382)	—
Class B ordinary shares, $0.0001 par value	1,006	—	1,006
Additional Paid-in Capital	5,993,201	(5,993,201)	—
Accumulated Deficit	(994,586)	(32,239,678)	(33,234,264)

Total Shareholders’ Equity (Deficit)	$5,000,003	$(38,233,261)	$(33,233,258)

Number of shares subject to redemption	36,426,674	3,823,326	40,250,000

Statement of operations (unaudited)
For the three months ended June 30, 2021
Basic and diluted net loss per ordinary share, Class A	$0.00	(0.01)	(0.01)
Basic and diluted net loss per ordinary share, Class B	$(0.03)	0.02	(0.01)
For the period from January 13, 2021 (inception) through June 30, 2021
Basic and diluted net loss per ordinary share, Class A	$0.00	(0.02)	(0.02)
Basic and diluted net loss per ordinary share, Class B	$(0.10)	0.08	(0.02)
Statement of Cash Flows for the period from January 13, 2021 (inception) through June 30, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$316,378,064	$(316,378,064)	$—
Change in value of Class A ordinary shares subject to possible redemption	$47,488,678	$(47,488,678)	$—